Regulatory Assets and Liabilities - Additional Information (Detail) (CAD) In Millions, unless otherwise specified			12 Months Ended																	12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 PILs [Member]	Dec. 31, 2012 PILs [Member]	Dec. 31, 2013 Retail Settlement Variance Accounts [Member]	Dec. 31, 2013 Pension Benefit Regulatory Asset [Member]	Dec. 31, 2012 Pension Benefit Regulatory Asset [Member]	Dec. 31, 2013 Post-Retirement and Post-Employment Benefits [Member]	Dec. 31, 2012 Post-Retirement and Post-Employment Benefits [Member]	Dec. 31, 2013 PCB Liability [Member]	Dec. 31, 2012 PCB Liability [Member]	Dec. 31, 2013 LAR Liability [Member]	Dec. 31, 2012 LAR Liability [Member]	Dec. 31, 2013 Environmental Expenditure [Member]	Dec. 31, 2012 Environmental Expenditure [Member]	Dec. 31, 2013 Pension Cost Variance Asset [Member]	Dec. 31, 2012 Pension Cost Variance Asset [Member]	Dec. 31, 2013 Long-Term Project Development Costs [Member] Project	Dec. 31, 2012 Long-Term Project Development Costs [Member]	Dec. 31, 2013 Rider 2 [Member]	Dec. 31, 2012 Rider 2 [Member]	Dec. 31, 2013 Rider Nine [Member]	Dec. 31, 2013 Hydro One Brampton Networks Rider [Member]	Dec. 31, 2011 Rider 3 [Member]	Dec. 31, 2013 Rural and Remote Rate Protection Variance [Member] Other [Member]
Regulatory Matters [Line Items]
Increase in PILs including the impact of a change in enacted tax rates			139	136
Decrease (increase) in other comprehensive income						(670)	736	(12)	197
Regulatory asset increase or decrease										3	(3)	26	2
Increase (decrease) in operation, maintenance and administration expenses														23	(1)
Increase or decrease in amortization expense														(16)	(18)
Increase or decrease in financing chargers														10	11
Increase (decrease) in revenue																(19)	(18)
Transmission projects identified																		20
Accrued interest recovery period																		1 year
Disposition of accumulated balance including accrued interest					24 months															24 months		24 months		27 months
Disposed period of approved balances be aggregated into single regulatory account																							2 years
Amount included in other regulatory assets	2,683	3,127				845	1,515	308	320							80	61	5	5		10				2